Equity	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity
Equity

Note O — Equity

The Successor has an unlimited number of authorized Successor units (“Units”), of which 100 Units are issued and outstanding as of June 30, 2021 and as of December 31, 2020.

Profits and losses of the Successor are allocated among the Units based on the allocation of such profits and losses for purposes of calculating the Unit holders’ capital account balances; distributions are made to Unit holders based on their percentage interests at the times and in the aggregate amounts determined by the Successor’s board of managers (the “Board”). The Cosmos Intermediate LLC agreement stipulates that any indemnity by the Successor shall be provided out of and to the extent of the Successor’s assets only; members do not have personal liability for any such indemnity.

Note O – Equity

Predecessor

Prior to October 11, 2019 the Predecessor had one class of issued and outstanding shares of common stock (“Common Stock”). On October 11, 2019 the Predecessor filed an amended and restated certificate of incorporation that reallocated the Predecessor’s Common Stock to a new class of common stock: Class F common stock (“Class F Common Stock”). Effective October 11, 2019 two and one half-tenth of the Predecessor’s issued and outstanding Common Stock was reallocated to issued and outstanding Class F Common Stock (the “Common Stock Recapitalization”). Class F Common Stock-holders and Preferred Stock holders were entitled to the same voting rights as the Common Stock-holders. In addition, Class F Common Stock shares were convertible to Common Stock shares at the option of the holder. Class F Common Stock-holders were entitled to receive dividends on a pro rata basis with the Common Stock- holders.

Profits, losses, and distributions of the Predecessor were allocated among the classes of shares, as provided for in the amended and restated certificate of incorporation.

Pursuant to the Successor’s acquisition of MIS on June 22, 2020, there were no shares of Common Stock, Class F Common Stock, and Preferred Stock issued and outstanding as of that date.

Successor

The Successor has an unlimited number of authorized Successor units (“Units”), of which 100 Units are issued and outstanding as of December 31, 2020 (Successor).

Profits and losses of the Successor are allocated among the Units based on the allocation of such profits and losses for purposes of calculating the Unit holders’ capital account balances; distributions are made to Unit holders based on their percentage interests at the times and in the aggregate amounts determined by the Successor’s board of managers (the “Board”). The LLC agreement stipulates that any indemnity by the Successor shall be provided out of and to the extent of the Successor’s assets only; members do not have personal liability for any such indemnity.